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APPENDIX I

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549




                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

                    SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                    11 South LaSalle Street, Second Floor
                    Chicago, IL 60603
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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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3.     Investment Company Act File Number:

                    811-8033

       Securities Act File Number:

                    801-53815
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4(a).  Last day of fiscal year for which this Form is filed:

                    December 31, 1999
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4(b).  [_] Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction
           A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [_] Check box if this is the last time the issuer will be filing this
           Form.

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5.     Calculation of registration fee:

          (i)     Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):        $35,273,214
                                                                    -----------

          (ii)    Aggregate price of securities redeemed or
                  repurchased during the fiscal year:               $72,482,733
                                                                    -----------

          (iii)   Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:               $0
                                                                             --

          (iv)    Total available redemption credits [add Item
                  5(ii) and 5(iii):                                 $72,482,733
                                                                    -----------

          (v)     Net sales - If Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                      $(37,209,519)
                  $                                                ------------

          (vi)    Redemption credits available for use in          $(37,209,519)
                  future years                                     ------------
                  - if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:

          (vii)   Multiplier for determining registration fee
                  (See Instruction C.9):                         x    $0.000264
                                                                      ---------

          (viii)  Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter 'O' if no fee is due):     =           $0
                                                                             --
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6.     Prepaid Shares

       If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +    $       0
                                                                      ---------
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8.     Total of the amount of the registration fee due plus any
       interest due [line 5(vii) plus line 7]:
                                                                 =           $0
                                                                             --
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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

          Method of Delivery:

                        [_]  Wire Transfer
                        [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)* /s/ Michael J. Heller
                          ---------------------------------------
                               Michael J. Heller

                          Assistant Treasurer
                          ---------------------------------------
                          Assistant Treasurer

Date  March 13, 2000
     ----------------

 *Please print the name and title of the signing officer below the signature.